Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in associates	₩ 1,632,386	₩ 2,103,594
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 562,427	528,092
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 392,269	₩ 323,521
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares	17,308,143
Ownership (%)	49.10%	49.10%
Investments in associates	₩ 14,054	₩ 15,040
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Number of shares	7,109,230
Ownership (%)	27.89%	27.89%
Investments in associates	₩ 14,834	₩ 23,998
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares	944,920
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 12,401	₩ 13,967
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares	5,771,057,320
Ownership (%)	8.80%	8.80%
Investments in associates	₩ 6,181	₩ 8,904
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Investments in associates	122,688	142,662
Domestic [member] | Acquisition cost [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	455,584
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Investments in associates	35,546
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	4,725
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates	5,771
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,069,959	₩ 1,575,502
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 279,349	₩ 287,282
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 0	₩ 230,699
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Number of shares	284,463,243
Ownership (%)	25.85%
Investments in associates	₩ 426,276	₩ 346,724
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 68,478	₩ 60,225
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	22.05%	22.05%
Investments in associates	₩ 0	₩ 253,121
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 25,622	₩ 58,759
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares	648,530,000
Ownership (%)	40.00%
Investments in associates	₩ 0	₩ 105,300
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Number of shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 17,680	₩ 15,632
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 10,713	₩ 8,642
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Investments in associates	241,841	₩ 209,118
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	111,039
Foreign [member] | Acquisition cost [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Investments in associates	328,509
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	247,077
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	120,072
Foreign [member] | Acquisition cost [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723